LEASES - Operating leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Minimum future operating lease payments to be received	$ 880,207	$ 1,176,739
Operating lease income	$ 577,449	$ 562,047
Minimum
LEASES
Term of operating leases	1 year	1 year
Maximum
LEASES
Term of operating leases	10 years	10 years
Less than 1 year
LEASES
Minimum future operating lease payments to be received	$ 343,516	$ 357,541
Between 1 and 5 years
LEASES
Minimum future operating lease payments to be received	465,069	753,653
Greater than 5 years
LEASES
Minimum future operating lease payments to be received	$ 71,622	$ 65,545